Victory High Income Municipal Fund Expense Example, No Redemption - Victory High Income Municipal Fund - Class C	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 162
Expense Example, No Redemption, 3 Years	502
Expense Example, No Redemption, 5 Years	872
Expense Example, No Redemption, 10 Years	$ 1,914